Intangible Asset (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Asset [Abstract]
Schedule of Fair Value of the Intangible Asset

The table below summarizes the fair value of the intangible asset:

Balance at January 1, 2024	$3,189
Loss on impairment of intangible asset	(1,344)
Depreciation of intangible asset	(366)

Balance at December 31, 2024	1,479

Depreciation of intangible asset	(96)

Balance at June 30, 2025	$1,383